                                                                         ----------------------------
                                                                        |         OMB APPROVAL       |
                                                                        |----------------------------
                                                                        |OMB Number:    3235-0006    |
                                                                        |Expires:  December 31, 2006 |
                                                                        |Estimated average burden    |
                                                                        |hours per response ... 22.8 |
                                                                         ----------------------------
                                                                         ----------------------------
                                  UNITED STATES                         |         SEC USE ONLY       |
                       SECURITIES AND EXCHANGE COMMISSION               |----------------------------|
                             WASHINGTON, D.C. 20549                      ----------------------------

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended March 31, 2005.

        Check here if Amendment: /X/:  Amendment Number [2]

        This Amendment (Check only one):

                  / / is a restatement.
                  /X/ adds new holdings entries.

Name of Institutional Investment Manager filing this report:

          Polygon Investment Partners LLP
--------------------------------------------------------------------------------

          10 Duke of York Square,    London SW3 4LY    United Kingdom
--------------------------------------------------------------------------------

Form 13F File Number: 28-10987

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager: Sean Cote Reporting Manager: Polygon Investment Partners LLP

Name: Sean Cote
Title: General Counsel
Phone: 011-44-207-901-8330

Signature, Place, and Date of Signing:

        /s/ Sean Cote
--------------------------------------------------------------------------------
[Signature]

        London, England
--------------------------------------------------------------------------------
[City, State]

        November 14, 2005
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)
/ / 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))
/ / 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              FORM 13 SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:
                                    2
--------------------------------------------------------------------------------
Form 13F Information Table Entry Total:
                                    14
--------------------------------------------------------------------------------
Form 13F Information Table Value Total:
                                    358,837 (X $1000)
--------------------------------------------------------------------------------

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

(01)
(28-10988)
Polygon Investment Partners LP

(02)
(28-10989)
Polygon Investment Ltd.

                           FORM 13F INFORMATION TABLE

Page 1 of 7       Name of Reporting Manager      POLYGON INVESTMENT PARTNERS LLP

   Column 1             Column 2     Column 3   Column 4         Column 5       Column 6  Column 7             Column 8
--------------          ----------  ---------  ---------  -------------------  --------  --------   -----------------------------
                                                                                                           VOTING AUTHORITY
                         TITLE OF                VALUE     SHARES    SH  PUT/   INVSTMT    OTHER    -----------------------------
NAME OF ISSUER             CLASS    CUSIP       (x$1000)   PRN AMT   PRN CALL   DSCRETN   MANAGERS    SOLE      SHARED     NONE
--------------          ----------  ----------  ---------  --------  --------   --------  --------  ---------  --------  --------
AMERICAN EXPRESS CO      CALL        025816909    41096     800000    SH          DEFINED     01;02     800000        0        0
CARNIVAL CORP            PAIRED CTF  143658300    19629     379600    SH          DEFINED     01;02     379600        0        0
EFUNDS CORP              COM         28224R101     4106     184000    SH          DEFINED     01;02     184000        0        0
GATEWAY INC              COM         367626108    10478    2600000    SH          DEFINED     01;02    2600000        0        0
GILLETTE CO              COM         375766102    75720    1500000    SH          DEFINED     01;02    1500000        0        0
HOSPIRA INC              COM         441060100    20168     625000    SH          DEFINED     01;02     625000        0        0
KANSAS CITY SOUTHERN     COM NEW     485170302    22437    1165000    SH          DEFINED     01;02    1165000        0        0
NEIMAN MARCUS GROUP INC  CL B        640204301     6109      67700    SH          DEFINED     01;02      67700        0        0
NEIMAN MARCUS GROUP INC  CL A        640204202    27453     300000    SH          DEFINED     01;02     300000        0        0
NEWS CORP                CL B        65248E203     9578     543900    SH          DEFINED     01;02     543900        0        0
SUNGARD DATA SYS INC     COM         867363103    25875     750000    SH          DEFINED     01;02     750000        0        0
TLC VISION CORP          COM         872549100    12547    1325000    SH          DEFINED     01;02    1325000        0        0
UNITED DEFENSE INDS INC  COM         91018B104    25036     341000    SH          DEFINED     01;02     341000        0        0
UNOCAL CORP              COM         915289102    58605     950000    SH          DEFINED     01;02     950000        0        0